Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Fair value of the stock options granted
Year ended December 31, 2015
Risk free interest rate	1.44%
Volatility	242.72%
Expected life of options	5 years
Dividend rate	0%
Expected forfeiture rate	0%

Stock option transactions

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Values

Balance, December 31, 2013 and 2014	—	$—	$—
Granted	6,000,000	0.075

Balance, at December 31, 2015	6,000,000	$0.075	$—
Exercisable, at December 31, 2015	600,000	$0.075	$—

Incentive stock options	As at September 30, 2015, the following incentive stock options are outstanding:
Number of Options	Exercise Price	Expiry Date

6,000,000	$0.075	September 16, 2020